Shares-Based Compensation	12 Months Ended
Dec. 31, 2010
Shares-Based Compensation [Abstract]
SHARES-BASED COMPENSATION
19.	SHARES-BASED COMPENSATION
On November 3, 2005, the Group adopted the 2005 Stock Option Plan, which allows the Group to grant options to its employees and directors to purchase 1,867,500 ordinary shares subject to vesting requirement. In April and May 2006, additional options to purchase 2,400,000 ordinary shares were authorized with the approval from shareholders. No options shall be exercisable after ten years from the date of grant. The options will vest first 1/4 on a date specified in the option award agreement, which is usually a date approximately 9 months or one year from the date of grant, and thereafter, 1/48 on each of the monthly anniversaries or 1/16 on each of the quarterly anniversaries from the first vesting date.
On July 30, 2007, the Board of Directors and shareholders adopted the 2007 Share Incentive Plan as amended on August 1, 2007, which authorizes to grant to employees and non-employees options to purchase ordinary shares or nonvested shares up to a total of 1,100,000 ordinary shares of the Company with an annual increase up to 3% of the number of ordinary shares outstanding as of the first day of each year beginning 2008. The plan will expire on the tenth anniversary of the effective date of the plan. The term of any option granted under the 2007 Share Incentive Plan shall not exceed ten years. The options and nonvested shares will vest first 1/4 on the first anniversary of the date of grant and thereafter, 1/16 on each of the quarterly anniversaries from of the first vesting date.

I. Stock Options

Termination of option
If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option exercise
The option shall be exercisable by the delivery of a written notice to the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees and non-employee directors
During the years ended December 31, 2008, 2009 and 2010, the Company granted a total of 1,336,200, 146,000 and 776,340 share options to employees and non-employee directors at an exercise price ranging from $4.70 to $8.92 per share, $4.58 to $14.69 and $16.90 to $35.50 per share, respectively.
The following table summarizes information regarding the stock options granted:

			Weighted	Weighted
			average	average
		Weighted	fair value	intrinsic
		average	per ordinary	value per
	Options	exercise price	share at the	option at the
Quarter ended	granted	per option	grant dates	grant dates

March 31, 2008	540,000	5.44	5.44	—
June 30, 2008	60,200	6.68	6.68	—
September 30, 2008	162,000	8.58	8.58	—
December 31, 2008	574,000	4.94	4.94	—
March 31, 2009	48,000	4.58	4.58	—
June 30, 2009	15,000	5.00	5.00	—
September 30, 2009	39,500	11.00	11.00	—
December 31, 2009	43,500	14.69	14.69	—
March 31, 2010	123,000	16.90	16.90	—
June 30, 2010	97,500	21.70	21.70	—
December 31, 2010	555,840	34.50	34.50	—

Total	2,258,540

			Weighted
		Weighted	average fair value
		average	per ordinary
	Number of	exercise price	share at the
	options	per option	grant dates

Outstanding as of January 1, 2010	4,397,895	3.49	2.84
Granted	776,340	30.11	30.11
Forfeited	(65,199)	8.06	6.53
Exercised	(1,786,408)	2.53	2.11

Outstanding as of December 31, 2010	3,322,628	10.13	9.54

The following table summarizes information with respect to stock options outstanding as of December 31, 2010:

		Options outstanding			Options exercisable
		Weighted	Weighted	Aggregate		Weighted	Aggregate
		average	average	intrinsic		average	intrinsic
		remaining	exercise	value as of		exercise	value as of
	Number	contractual	price per	December 31,	Number	price per	December 31,
	outstanding	life	option	2010	exercisable	option	2010

Ordinary shares	3,322,628	4.38	10.13	81,244	1,765	3.08	55,527
The total intrinsic value of options exercised during the years ended December 31, 2008, 2009 and 2010 was $1,617, $12,760 and $47,703, respectively.
The range of fair value of the options as of their respective grant dates is as follows:

	For the years ended December 31,
	2008	2009	2010

Options	1.43-2.55	1.60-5.30	6.09-12.13
The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods.

For the years ended December 31,
	2008	2009	2010

Volatility	36.0%-40.8%	40.8%-44.7%	41.5%-44.7%
Risk-free interest rate of return	3.18%-4.15%	2.62%-3.62%	1.89%-2.62%
Expected term	2.72-3.61 years	3.61 years	3.61-4.11 years
Dividend yield	—	—	—
(1)	Volatility
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.
(2)	Risk-free interest rate of return
Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

As the Company did not have sufficient historical share option exercise experience, it estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(6)	Fair value of underlying ordinary shares

When estimating the fair value of the ordinary shares on the grant dates before the Initial Public Offering (the “IPO”) of the Company, management considered a number of factors, including the result of equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.
The Group recorded share-based compensation of $1,308, $1,311 and $1,482 for options granted to employees and non-employee directors for the years ended December 31, 2008, 2009 and 2010, respectively, using the graded vesting attribution method.
There was total unrecognized compensation expense of $5,487 related to unvested share options granted as of December 31, 2010. The expense is expected to be recognized over a weighted-average period of 1.40 years according to the graded vesting schedule.

II. Nonvested Shares
In December 2008, 2009 and 2010, the Company granted 17,480, 89,874 and 298,874 nonvested ordinary shares, respectively, to employees under 2007 Share Incentive Plan. The nonvested shares will vest first 1/4 on the first anniversary of the vesting commencement date and thereafter the remaining 3/4 will vest on a pro-rata basis after the expiration of each of the 12 quarters after the first vesting date.
A summary of the nonvested shares activity is as follows:

		Weighted
	Weighted	average fair value
	number of	per ordinary
	nonvested	share at the
	shares	grant dates

Outstanding as of January 1, 2010	108,070	7.64
Granted	298,874	23.66
Vested	(38,252)	7.36
Forfeited	(10,785)	7.20

Outstanding as of December 31, 2010	357,907	21.06

In December 2010, the Company granted 85,000 nonvested shares to certain executives at a discount purchase price of $22.00 per share, which is lower than the market closing price of $34.13 on December 15, 2010, the day before the grant date, by $12.13. 25% of the 850,000 nonvested shares will vest on the first anniversary of the grant date and 6.25% will vest each of the following 12 quarter. The total purchase price of $1,870,000 will be recorded as a liability when the amount is paid by the relevant executives. This liability will be eliminated with a corresponding increase in equity upon the vesting of nonvested shares over the vesting period.
The total fair value of nonvested shares vested during the years ended December 31, 2008, 2009 and 2010 was $18, $128 and $959, respectively.
The Company recorded compensation expenses based on the fair value of nonvested shares on the grant dates over the requisite service period of award using the graded vesting attribution method. The fair value of the nonvested shares on the grant date was the closing market price of the ordinary shares as of the date. For nonvested share granted in 2008, 2009 and 2010, the fair value at the date of grant ranged from $4.75 to $35.50. The related compensation expense of $83, $254 and $1,765 is recorded in 2008, 2009 and 2010, respectively.
There was total unrecognized compensation expense of $2,656 related to nonvested shares granted as of December 31, 2010. The expense is expected to be recognized over a weighted-average period of 3.23 years according to the graded vesting schedule.